Certain Concentrations (Details) (Sales Revenue, Goods, Net [Member])	12 Months Ended
	Aug. 29, 2013	Aug. 30, 2012	Sep. 01, 2011
Product Concentration Risk [Member] | Computing (including desktop PCs, servers, notebooks and workstations) [Member]
Concentration Risk [Line Items]
Concentration risk, market concentrations, percentage of net sales (in hundreths)	30.00%	25.00%	30.00%
Product Concentration Risk [Member] | Mobile [Member]
Concentration Risk [Line Items]
Concentration risk, market concentrations, percentage of net sales (in hundreths)	15.00%	15.00%	25.00%
Product Concentration Risk [Member] | Consumer electronics [Member]
Concentration Risk [Line Items]
Concentration risk, market concentrations, percentage of net sales (in hundreths)	15.00%	20.00%	15.00%
Product Concentration Risk [Member] | Solid state drives [Member]
Concentration Risk [Line Items]
Concentration risk, market concentrations, percentage of net sales (in hundreths)	15.00%	10.00%	5.00%
Product Concentration Risk [Member] | Networking and storage [Member]
Concentration Risk [Line Items]
Concentration risk, market concentrations, percentage of net sales (in hundreths)	10.00%	10.00%	15.00%
Customer Concentration Risk [Member] | Intel [Member]
Concentration Risk [Line Items]
Concentration risk, market concentrations, percentage of net sales (in hundreths)	10.00%	12.00%	10.00%
Customer Concentration Risk [Member] | Hewlett-Packard Company [Member]
Concentration Risk [Line Items]
Concentration risk, market concentrations, percentage of net sales (in hundreths)	10.00%